Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Liquidating Damages

The following table summarizes the contingent obligations with respect to the liquidated damages as of the date these condensed consolidated financial statements were issued or were available to be issued:

	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
Series H Preferred Stock	$-	$5,236	$93,575	$98,811
12% Convertible Debentures	-	-	36,320	36,320
Series I Preferred Stock	-	-	111,184	111,184
Series J Preferred Stock	240,000	240,000	108,059	588,059
Series K Preferred Stock	-	661,680	11,221	672,901
Total	$240,000	$906,916	$360,359	$1,507,275

	Series H Preferred Stock	Series J Preferred Stock	Series K Preferred Stock	Total Liquidated Damages
Registration Rights Damages	$-	$360,000	$-	$360,000
Public Information Failure Damages	7,854	360,000	1,082,520	1,450,374
Accrued interest	153	7,437	2,817	10,407
	$8,007	$727,437	$1,085,337	$1,820,781